INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31,
	2017	2018
Purchased software	6,555	6,926
Less: Accumulated amortization	(1,804)	(2,423)
Total	4,751	4,503